FILM PARTICIPATION FINANCING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
FILM PARTICIPATION FINANCING LIABILITIES
Summary of the movement of film participation financing liabilities with unrelated parties

	2013	2014
Beginning balance as of January 1	15,087	7,117
Receipts from participants	—	12,639
Amounts due from participants	—	264
Film participation expenses	(1,319)	2,119
Payments made during the year	(6,923)	(6,987)
Withholding tax	(3)	(27)
Exchange difference	275	116

Ending balances as of December 31	7,117	15,241

Including:
Current	7,117	13,251
Non-current	—	1,990

	7,117	15,241

Summary of the movement of film participation financing liabilities with related parties

	2013	2014
Beginning balance as of January 1	—	54,380
Receipts from participants	53,820	54,489
Film participation expenses	—	10,128
Payments made during the year	—	(18,531)
Withholding tax	—	(16)
Exchange difference	560	(1,750)

Ending balances as of December 31	54,380	98,700

Including:
Current	36,705	84,033
Non-current	17,675	14,667

	54,380	98,700